Note A - Summary of Significant Accounting Policies: Subsequent Events (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Subsequent Events

Subsequent Events

The Company has evaluated subsequent events through March 29, 2016 to assess the need for potential recognition or disclosure in this report. Based upon this evaluation, management determined that all subsequent events that require recognition in the financial statements have been included.